Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in Netherlands. The Company’s registered office is at Robert-Koch Strasse 50, 55129 Mainz, Germany with substantially all of its operations in Germany. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)). In September 2021, the Company completed a Contribution Agreement to effect such acquisition (see Note 4).

We develop and sell in-vitro diagnostic (“IVD”) tests for the early detection of cancer. Our flagship ColoAlert product is being marketed and sold in European markets. We are currently developing our next generation colorectal cancer screening product and intend to launch that product in the future in the United States and in Europe. We additionally operate a clinical diagnostic laboratory and distribute our IVD kits to third-party laboratories in Europe and through our on-line store in Germany.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its directly and indirectly wholly owned subsidiaries, Mainz Biomed USA, Inc, Mainz Biomed GmbH (f/k/a PharmGenomics GmbH) and European Oncology Lab GmbH are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”).

Share Exchange

On August 3, 2021, the Company entered into a contribution agreement (the “Contribution Agreement”) between Mainz Biomed B.V. (“Mainz”), which was a private company with limited liability under Dutch law incorporated for the purpose of acquiring PharmGenomics. Under the Contribution Agreement, 100% of the shares of PharmGenomics were acquired in exchange for 6,000,000 shares of Mainz. Upon the closing of the Contribution Agreement, PharmGenomics became a wholly owned subsidiary of Mainz and the former shareholders of PharmGenomics held approximately 62% of the outstanding shares of Mainz prior to the Company’s initial public offering. On September 20, 2021, PharmGenomics and Mainz closed the Contribution Agreement. In November 2021, Mainz completed its initial public offering of its ordinary shares on the Nasdaq Capital Market, selling 2,300,000 shares at $5.00 per share. Upon the IPO the Company converted from Mainz Biomed B.V. to Mainz Biomed N.V.

Going Concern

The Company has recurring losses, accumulated deficit totaling $69,328,021 and negative cash flows used in operating activities of $21,938,845 as of and for the year ended December 31, 2023. The Company also had $7,070,925 of cash on hand at December 31, 2023. These factors raise a substantial doubt as to the Company’s ability to continue as a going concern for a period that is one year from the date these financial statements are published. If the Company is unable to obtain funding, the Company could be forced to delay, reduce, or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

Management plans to fund its cash flow needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances, or collaboration agreements. During 2022 the Company raised $24.2 million of net proceeds from common stock sales and warrant proceeds. During 2023 the Company raised $16.5 million from a combination of sale of shares and warrants as well as the issuance of convertible debt. During 2024 and beyond the Company believes that it will be able to raise additional funds through a combination of the sale of ordinary shares, the sale and/or conversion of warrants, and use of the Company’s access to capital through its Controlled Equity Offering (see Note 16) and its Pre-Paid Advance Agreement (see Note 13). The Company also has the ability to defer certain costs, especially those related to clinical studies, to match financing inflows. The Company believes that its currently available cash on hand, including additional financing described above, will be sufficient to meet its planned expenditures and to meet the Company’s obligations for at least the one-year period following its consolidated financial statement issuance date.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.